Average Annual Total Returns - Class A C S I T Shares - Janus Henderson Global Allocation Fund - Conservative	Class A Return Before Taxes 1 Year		Class A Return Before Taxes 5 Years		Class A Return Before Taxes 10 Years		Class A Return Before Taxes Since Inception		Class A Return Before Taxes Inception Date		Class A Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class A Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class A Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class A Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class A Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class A Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class A Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class A Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class C Return Before Taxes 1 Year		Class C Return Before Taxes 5 Years		Class C Return Before Taxes 10 Years		Class C Return Before Taxes Since Inception		Class C Return Before Taxes Inception Date		Class C Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class C Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class C Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class C Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class C Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class C Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class C Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class C Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class S Return Before Taxes 1 Year	Class S Return Before Taxes 5 Years	Class S Return Before Taxes 10 Years	Class S Return Before Taxes Since Inception	Class S Return Before Taxes Inception Date	Class S Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class S Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class S Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class S Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class S Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class S Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class S Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class S Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class I Return Before Taxes 1 Year	Class I Return Before Taxes 5 Years	Class I Return Before Taxes 10 Years	Class I Return Before Taxes Since Inception	Class I Return Before Taxes Inception Date	Class I Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class I Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class I Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class I Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class I Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class I Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class I Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class I Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception	Class T Return Before Taxes 1 Year	Class T Return Before Taxes 5 Years	Class T Return Before Taxes 10 Years	Class T Return Before Taxes Since Inception	Class T Return Before Taxes Inception Date	Class T Return After Taxes on Distributions 1 Year	Class T Return After Taxes on Distributions 5 Years	Class T Return After Taxes on Distributions 10 Years	Class T Return After Taxes on Distributions Since Inception	Class T Return After Taxes on Distributions Inception Date	Class T Return After Taxes on Distributions and Sale of Fund Shares 1 Year		Class T Return After Taxes on Distributions and Sale of Fund Shares 5 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares 10 Years		Class T Return After Taxes on Distributions and Sale of Fund Shares Since Inception		Class T Return After Taxes on Distributions and Sale of Fund Shares Inception Date		Class T Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 1 Year	Class T Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 5 Years	Class T Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) 10 Years	Class T Bloomberg Barclays Global Aggregate Bond Index (reflects no deduction for expenses, fees, or taxes) Since Inception	Class T Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 1 Year	Class T Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 5 Years	Class T Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) 10 Years	Class T Global Conservative Allocation Index (reflects no deduction for expenses, fees, or taxes, except any applicable foreign withholding taxes) Since Inception
Total	5.52%	[1]	2.34%	[1]	4.81%	[1]	5.11%	[1]	Dec. 30, 2005	[1]	6.84%	2.31%	2.48%	3.73%	14.60%	4.89%	5.15%	5.13%	10.21%	[2]	2.99%	[2]	4.75%	[2]	4.85%	[2]	Dec. 30, 2005	[2]	6.84%	2.31%	2.48%	3.73%	14.60%	4.89%	5.15%	5.13%	11.80%	3.40%	5.26%	5.35%	Dec. 30, 2005	6.84%	2.31%	2.48%	3.73%	14.60%	4.89%	5.15%	5.13%	12.23%	3.82%	5.69%	5.82%	Dec. 30, 2005	6.84%	2.31%	2.48%	3.73%	14.60%	4.89%	5.15%	5.13%	12.02%	3.69%	5.56%	5.72%	Dec. 30, 2005	10.72%	2.54%	4.26%	4.50%	Dec. 30, 2005	7.90%	[3]	2.68%	[3]	4.09%	[3]	4.25%	[3]	Dec. 30, 2005	[3]	6.84%	2.31%	2.48%	3.73%	14.60%	4.89%	5.15%	5.13%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.
[3]	If the Fund incurs a loss, which generates a tax benefit, the Return After Taxes on Distributions and Sale of Fund Shares may exceed the Fund's other return figures.